FINANCIAL INSTRUMENTS - Derivatives, Other Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) instrument	Dec. 31, 2015 USD ($) instrument
Derivative instruments in cash flow hedging relationships | Forward-starting interest rate swaps
Derivative [Line Items]
Number of derivative instruments outstanding | instrument	0	0
Derivative instruments in cash flow hedging relationships | Forward-starting interest rate swaps | Maximum
Derivative [Line Items]
Net gains (losses) before taxes in other comprehensive income/(loss), cash flow hedges	$ 1	$ 1
Gains (losses) expected to be reclassified to net income within the next 12 months	$ 1	1
Derivative instruments in cash flow hedging relationships | Foreign exchange forward contracts
Derivative [Line Items]
Maximum length of time hedged	4 years
Notional amount	$ 8,300	$ 8,200
Average remaining maturity	8 months 12 days	8 months 12 days
Net gains (losses) before taxes in other comprehensive income/(loss), cash flow hedges	$ 462	$ 147
Gains (losses) expected to be reclassified to net income within the next 12 months	$ 397	121
Derivative instruments in cash flow hedging relationships | Cross-currency swaps
Derivative [Line Items]
Maximum length of time hedged	9 years
Notional amount	$ 1,400	0
Net gains (losses) before taxes in other comprehensive income/(loss), cash flow hedges	29	(2)
Gains (losses) expected to be reclassified to net income within the next 12 months	27
Derivative instruments in cash flow hedging relationships | Cross-currency swaps | Maximum
Derivative [Line Items]
Gains (losses) expected to be reclassified to net income within the next 12 months		(1)
Net investment hedge
Derivative [Line Items]
Notional amount	$ 6,700	$ 5,500
Average remaining maturity	2 months 12 days	2 months 12 days
Designated as hedging instruments | Interest rate swaps
Derivative [Line Items]
Notional amount	$ 7,338	$ 7,338
Average remaining maturity	6 years 2 months 12 days	7 years 2 months 12 days
Derivative instruments not designated as hedging instruments | Foreign exchange contracts
Derivative [Line Items]
Notional amount	$ 12,700	$ 11,700
Derivative instruments not designated as hedging instruments | Foreign exchange contracts | Maximum
Derivative [Line Items]
Term of contract	1 year
Derivative instruments not designated as hedging instruments | Economic hedge of compensation obligations
Derivative [Line Items]
Notional amount	$ 1,200	$ 1,200
Derivative instruments not designated as hedging instruments | Warrants qualifying as derivatives
Derivative [Line Items]
Number of derivative instruments outstanding | instrument	0	0
Derivative instruments not designated as hedging instruments | Credit default swaps
Derivative [Line Items]
Number of derivative instruments outstanding | instrument	0	0
Derivative instruments not designated as hedging instruments | Economic hedge of investment securities
Derivative [Line Items]
Number of derivative instruments outstanding | instrument	0
Derivative instruments not designated as hedging instruments | Economic hedge of investment securities | Maximum
Derivative [Line Items]
Notional amount		$ 100